Schedule of loss before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total loss before income taxes	$ (52,566,734)	$ (32,788,079)
UNITED KINGDOM
Total loss before income taxes	(38,256,788)	(24,721,521)
NIGERIA
Total loss before income taxes	(1,379,201)	(4,660,081)
PORTUGAL
Total loss before income taxes	(3,416,096)	(2,157,245)
ARGENTINA
Total loss before income taxes	(5,723,728)	122,665
SOUTH AFRICA
Total loss before income taxes	(3,018,902)	(1,170,841)
Other Foreign Entities [Member]
Total loss before income taxes	$ (772,019)	$ (201,056)